UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2000

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
277 Park Avenue, 27th Floor
New York, NY 10172

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 350-4062
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         November  8, 2000

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $79,625














































[NOTIFY-INTERNET] goldman@aristeiacapital.com

                                                   VALUE     SHARES/            PUT/INVSTMT
     NAME OF ISSUER      TITLE OF CLASS CUSIP     (x$1000)   PRN AMT            CALLDSCRETN
AMERITRADE HLDG CORP     SUB NT CV5.75%03072HAB5     2,738   3,750,000  PRN         SOLE
ALLIED RISER COMMUNICATIOSB NT CV 144A 019496AA6     2,188   3,750,000  PRN         SOLE
ANIXTER INTL INC         LYON ZERO 144A035290AA3     2,409   8,600,000  PRN         SOLE
CLEAR CHANNEL COMMUNICATICOM           184502102       588     10,400   SH          SOLE
CELESTICA INC            LYON ZERO 20  15101QAA6     2,469   5,000,000  PRN         SOLE
CIRRUS LOGIC CORP        SB NT CV 6%03 172755AC4     6,598   4,000,000  PRN         SOLE
CV THERAPEUTICS INC      SUB NT CV4.75%126667AB0     3,369   2,500,000  PRN         SOLE
E TRADE GROUP INC        SUB NT CV 6%07269246AB0     2,777   3,000,000  PRN         SOLE
GLOBAL CROSSING LTD      PFD CV 6.75%  G3921A134     4,099     16,313   SH          SOLE
MPOWER COMMUNICATIONS CORPFD CV D 7.25%62473J205       293     19,200   SH          SOLE
NATIONAL AUSTRALIA BK LTDCAP UTS EXCHBL632525309     4,452    174,300   SH          SOLE
NETWORK PLUS CORP        DP 1/10A CV7.564122D605     1,406     75,000   SH          SOLE
PALM INC                 COM           696642107     1,323     25,000   SH          SOLE
READ-RITE CORP           SB DB CV 10%04755246AB1    20,070   7,950,000  PRN         SOLE
SOLECTRON CORP           SR LYON ZERO 2834182AK3     8,430   12,500,000 PRN         SOLE
STMICROELECTRONICS NV    SUB LYON ZERO 861012AB8    12,558   9,500,000  PRN         SOLE
TELEFONOS DE MEXICO SA   SR DB CV 4.25%879403AD5     3,858   3,071,000  PRN         SOLE

                                                    79,625
